Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Mar. 08, 2018
Registrant Name	VALIC Co I
Central Index Key	0000719423
Amendment Flag	false
Document Creation Date	Mar. 08, 2018
Document Effective Date	Mar. 08, 2018
Prospectus Date	Mar. 08, 2018
International Growth Fund | International Growth Fund
Prospectus:
Trading Symbol	VCINX